LEASE LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Lease Liabilities
Schedule of right of use asset and lease liability related to operating leases

	June 30, 2021	December 31, 2020
Right-of-use asset	$1,072,094	$1,072,094
Amortization of right-of-use asset	(233,362)	(159,101)
Right-of-use asset, net	$838,732	$912,993

Operating lease liability
Current portion of long-term lease	$75,144	$149,407
Long-term lease	763,588	763,586
Total operating lease liability	$838,732	$912,993

	December 31, 2020	December 31, 2019
Right-of-use asset	$1,072,094	$378,013
Amortization of right-of-use asset	(159,101)	(39,709)
Right-of-use asset, net	$912,993	$338,304

Operating lease liability
Current portion of long-term lease	$149,407	$71,032
Long-term lease	763,586	286,139
Total operating lease liability	$912,993	$357,171

Schedule of lessee operating lease liability maturity

Fiscal year ending:
December 31, 2021 (6 months remaining)	75,144
December 31, 2022	154,416
December 31, 2023	160,631
December 31, 2024	167,587
December 31, 2025	167,537
2026 and thereafter	113,417
Operating Leases, Future Minimum Payments Due	$838,732

Fiscal year ending:
December 31, 2021	149,407
December 31, 2022	154,416
December 31, 2023	160,631
December 31, 2024	167,587
December 31, 2025	167,537
2026 and thereafter	113,415
Operating Leases, Future Minimum Payments Due	$912,993